Commitments and Contingencies (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Contractual capital and operating commitments	$ 808
Contractual capital and operating commitments, current	610
Loans and borrowings	1,171	$ 1,806
Provisions	44
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 132	$ 129